Investment Income - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investment Income [abstract]
Interest income	¥ 94,788	¥ 88,876	¥ 88,306